Income Taxes (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Net operating loss carry forwards	$ 183,339	$ 47,312
Transaction costs	42,406	45,597
Gross	225,745	92,909
Deferred tax assets not recognized	(225,745)	(92,909)
Net expected deferred income tax recovery